Inventories (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011
Summary of Inventories
Raw materials and supplies	$ 1,206	$ 1,073
Goods in process	1,637	1,460
Finished goods	3,442	2,845
Total inventories	$ 6,285	$ 5,378